CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 15,557	$ 58,192
Restricted cash		0	18,609
Accounts receivable, net		21,851	22,761
Inventories		161	2,928
Due from related parties		14	40
Prepaid expenses and other current assets		2,748	4,217
Assets held for sale, current		2,991	0
Total current assets		43,322	106,747
Property, plant and equipment, net		14,069	56,072
Operating lease right-of-use assets		7,213	0
Intangible assets, net		31,362	115,313
Goodwill		159,675	284,268
Equity investment		21,200	0
Other assets		438	6,907
Assets held for sale, noncurrent		62,525	0
Total assets		339,804	569,307
Current liabilities:
Accounts payable		17,983	13,604
Accrued expenses		38,763	36,084
Deferred revenue		2,738	2,649
Due to related party		229	47
Income tax payable		388	739
Related-party debt, current		0	657
Debt, current		0	22,093
Forward share purchase liability		0	18,051
Lease liabilities, current		5,475	2,404
Other liabilities, current		74	376
Liabilities held for sale, current		3,319	0
Total current liabilities		68,969	96,704
Related-party debt, noncurrent		281	331
Debt, noncurrent		145,962	98,417
Deferred tax liabilities		1,200	28,281
Warrant liabilities, noncurrent		9	252
Derivative liability, noncurrent		56	7,977
Lease liabilities, noncurrent		8,741	2,644
Other liabilities, noncurrent		662	858
Liabilities held for sale, noncurrent		7,787	0
Total liabilities		233,667	235,464
Commitments and Contingencies (Note 19)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, $0.0001 par value, 30,000 shares authorized, 15,054 and 14,428 issued and outstanding as of December 31, 2022 and 2021, respectively	[1]	2	1
Additional paid in capital		688,355	665,474
Treasury stock, at cost		(17,000)	0
Accumulated deficit		(566,209)	(343,209)
Accumulated other comprehensive loss		0	(3,802)
Total UpHealth, Inc., stockholders' equity		105,148	318,464
Noncontrolling interests		989	15,379
Total stockholders' equity		106,137	333,843	[2]
Total liabilities and stockholders' equity		$ 339,804	$ 569,307

[1]	Amounts as of December 31, 2021 differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.
[2]	(2) Amounts as of September 30, 2022 and before that date differ from those published in our prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.